JOHN HANCOCK INVESTMENT TRUST

200 Berkeley Street

Boston, MA 02116

February 25, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Alternative Risk Premia Fund,
John Hancock Balanced Fund,
John Hancock Disciplined Value International Fund,
John Hancock Diversified Macro Fund,
John Hancock Emerging Markets Equity Fund,
John Hancock ESG All Cap Core Fund,
John Hancock ESG International Equity Fund,
John Hancock ESG Large Cap Core Fund,
John Hancock Fundamental Large Cap Core Fund,
John Hancock Global Thematic Opportunities Fund,
John Hancock Infrastructure Fund,
John Hancock International Dynamic Growth Fund,
John Hancock Seaport Long/Short Fund, and
John Hancock Small Cap Core Fund (collectively, the “Funds”)
File Nos. 002-10156; 811-00560

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated March 1, 2021, contained in Post-Effective Amendment No. 207 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 159 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 24, 2021 via EDGAR, accession number 0001133228-21-000881.

If you have any questions or comments, please call me at 617-663-3679.

Sincerely,

/s/ Mara Moldwin
Mara Moldwin
Assistant Secretary of the Trust